Private Placement (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 18, 2019	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020
Private Placement (Details) [Line Items]
Additional amount (in Dollars)		$ 25,000
Private Warrant [Member]
Private Placement (Details) [Line Items]
Number of private warrants (in Shares)			2,575,000	2,575,000
Purchase price			$ 1.00	$ 1.00
Additional units (in Shares)	236,250
Price per share	$ 1.00
Additional amount (in Dollars)	$ 236,250
Private Placement [Member]
Private Placement (Details) [Line Items]
Purchase price (in Dollars)			$ 2,575,000	$ 2,575,000
Price per share			$ 11.50	$ 11.50
Description of transaction			Each Private Warrant is exercisable for one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7).	Each Private Warrant is exercisable for one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7).